Disposals and scrapping	12 Months Ended
Jun. 30, 2020
Disposals and scrapping
Disposals and scrapping

11Disposals and scrapping

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment	20	776	708	591
cost		6 529	7 245	6 297
accumulated depreciation and impairment		(5 753)	(6 537)	(5 706)
Assets under construction	21	655	852	1 200
Goodwill and other intangible assets		179	112	147
cost		276	336	319
accumulated amortisation and impairment		(97)	(224)	(172)
Equity accounted investments		437	—	1 525
Assets in disposal groups held for sale		2 563	94	215
Trade and other receivables		—	—	339
Cash and cash equivalents		—	—	36
Liabilities in disposal groups held for sale		(414)	(38)	—
Short-term provisions		—	—	(24)
Tax payable		—	—	(35)
Trade and other payables		175	—	(208)
		4 371	1 728	3 786
Non-controlling interest		—	—	(51)
		4 371	1 728	3 735
Total consideration		4 285	567	2 425
consideration received		4 285	567	2 316
long-term supply agreement		—	—	109

		(86)	(1 161)	(1 310)
Realisation of accumulated translation effects		801	52	482
Net profit/(loss) on disposal		715	(1 109)	(828)

Consideration received comprising
Base Chemicals — Investment in Sasol Huntsman GmbH & co KG		1 506	—	—
Base Chemicals — Partial disposal of Explosives business		991	—	—
Energy — Investment in Escravos GTL (EGTL)		875	—	—
Performance Chemicals — Sasol Wilmar Alcohol Industries		235	—	—
Performance Chemicals — Heat Transfer Fuels (HTF) business		—	271	—
Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and
Petronas Chemicals Olefins Sdn Bhd		—	—	1 918
Energy — Property and mineral rights in the US (Lake de Smet)		—	—	215
Other		678	296	183

Consideration received		4 285	567	2 316

Significant disposals and scrappings in 2020

Base Chemicals — Investment in Sasol Huntsman GmbH & co KG

The divestment from our 50% equity interest in the Sasol Huntsman maleic anhydride joint venture was concluded on 30 September 2019, resulting in a profit on disposal of R936 million, including the reclassification of the Foreign Currency Translation Reserve of R475 million.

Base Chemicals — Explosives business

Sasol has concluded the transaction to sell a 51% share in the explosive business to Enaex, and on 1 July 2020, Enaex Africa in association with Sasol, officially started operating in South Africa and on the African Continent. Sasol recognised a loss on the disposal of R46 million.

Performance Chemicals — Sasol Wilmar Alcohol Industries

The sale of Sasol’s share in Sasol Wilmar Alcohol Industries was concluded in December 2019, resulting in a profit on disposal of R47 million, including the reclassification of the Foreign Currency Translation Reserve of R56 million.

Energy — Escarvos GTL (EGTL)

Sasol sold its indirect beneficial interest in EGTL plant in Nigeria to Chevron. The transaction released Sasol from associated company guarantees and other obligations. A profit on disposal of R705 million was recognised, including the reclassification of the Foreign Currency Translation Reserve of R268 million. Sasol will continue to support Chevron in the performance of the EGTL plant through ongoing catalyst supply, technology and technical support.

Significant disposals in prior periods

Performance Chemicals — Heat Transfer Fuels (HTF) business

In 2019, we disposed of our HTF business with the producing assets located within the Marl facility in Germany.

Lake Charles Chemicals Project

In 2019, we scrapped R682 million (US$48 million) of cost incurred on the LCCP, mainly relating to rework required. Refer note 10.

Base Chemicals — Investment in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd

Our divestment from Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd was concluded on 14 March 2018, resulting in a profit on disposal of R864 million, including the reclassification of the Foreign Currency Translation Reserve of R494 million.